Concentration of credit risk	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Concentration of credit risk

21. Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. All the Group’s cash and cash equivalents are held with financial institutions that Group believes to be high credit quality. The Group evaluates its collection experience and long outstanding balances to determine the need for provision for credit losses. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

For the years ended September 30, 2023, 2024 and 2025, no single customer nor supplier represent 10% or more of the Group’s total revenue or purchase.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of September 30,
	2024	2025

Percentage of the Group’s accounts receivable
Customer A	*	29%
Customer B	*	25%
Customer C	*	11%
Customer D	35%	*
Customer E	25%	*
Customer F	15%	*

*	represent percentage less than 10%

There was no single supplier who represents 10% or more of the Group’s total accounts payable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total deferred revenues:

	As of September 30,
	2024	2025

Percentage of the Group’s deferred revenues
Customer J	*	18%
Customer H	10%	*

*	represent percentage less than 10%